Investments (Tables)	12 Months Ended
Dec. 31, 2017
Schedule for Fixed Income Securities at Amortized Cost, Gross Unrealized Gains and Losses and Fair Value

The amortized cost, gross unrealized gains and losses and fair value for fixed maturities and equity securities as of December 31, 2017 and 2016 were as follows:

December 31, 2017		Gross	Gross
($ in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Fixed maturities, available for sale
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$416,639	$5,322	$(12,366)	$409,595
Obligations of U.S. States and Political Subdivisions	741,343	37,908	(2,720)	776,531
Foreign government	24,242	234	(1,685)	22,791
All other corporate securities	6,169,204	258,440	(37,898)	6,389,746
ABS	478,329	5,289	(3,395)	480,223
CMBS	189,596	1,377	(3,148)	187,825
RMBS	127,439	6,520	(509)	133,450
Redeemable preferred stock	14,800	—	—	14,800

Total fixed maturities, available for sale	$8,161,592	$315,090	$(61,721)	$8,414,961
Common stock	8,152	—	—	8,152

Total fixed maturities and equity securities	$8,169,744	$315,090	$(61,721)	$8,423,113

December 31, 2016		Gross	Gross
($ in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Fixed maturities, available for sale
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$508,635	$7,681	$(14,979)	$501,337
Obligations of U.S. States and Political Subdivisions	702,415	15,936	(8,614)	709,737
Foreign government	31,009	303	(3,257)	28,055
All other corporate securities	5,963,354	74,854	(151,382)	5,886,826
ABS	512,486	5,370	(10,093)	507,763
CMBS	385,757	1,283	(5,778)	381,262
RMBS	180,492	5,556	(2,903)	183,145

Total fixed maturities, available for sale	$8,284,148	$110,983	$(197,006)	$8,198,125
Common stock	5,100	—	—	5,100

Total fixed maturities and equity securities	$8,289,248	$110,983	$(197,006)	$8,203,225

Schedule for Fixed Income Securities Based on Contractual Maturities

The scheduled maturities for fixed maturities, available for sale, were as follows as of December 31, 2017:

($ in thousands)	Amortized Cost	Fair Value
Due in one year or less	$248,382	$249,454
Due after one year through five years	887,745	901,528
Due after five years through ten years	1,130,051	1,166,334
Due after ten years	4,843,874	5,042,200

Total before asset and mortgage-backed securities	$7,110,052	$7,359,516
Asset and mortgage-backed securities	1,051,540	1,055,445

Total fixed maturities	$8,161,592	$8,414,961

Schedule of Commercial Mortgage Loan Portfolio by Geographical Region

The Company diversifies its commercial mortgage loan portfolio by geographical region to reduce concentration risk. The Company’s commercial mortgage loan portfolio by geographical region was as follows as of December 31, 2017 and 2016:

($ in thousands)	December 31, 2017	December 31, 2016
Alabama	$1,056	$1,287
Arizona	20,009	20,389
California	173,101	255,023
Colorado	57,293	57,269
Connecticut	—	25,317
Florida	103,869	123,194
Georgia	63,526	65,414
Hawaii	5,020	6,099
Illinois	87,957	114,549
Iowa	791	1,033
Kansas	9,200	9,200
Kentucky	6,538	7,154
Maine	—	3,686
Maryland	19,851	20,975
Massachusetts	53,605	77,772
Minnesota	116,923	132,395
Nevada	80,768	84,721
New Jersey	34,101	65,908
New York	50,691	66,502
North Carolina	34,022	55,851
Ohio	12,526	38,611
Pennsylvania	1,007	31,929
South Carolina	1,310	1,948
Tennessee	—	3,238
Texas	100,066	133,020
Utah	7,823	42,641
Virginia	975	1,676
Washington	77	3,681
Wisconsin	1,082	4,674
General allowance for loan loss	—	—

Total commercial mortgage loans	$1,043,187	$1,455,156

Schedule of Credit Quality of Commercial Mortgage Loans Held-For-Investment

The credit quality of commercial mortgage loans held-for-investment was as follows at December 31, 2017 and 2016:

December 31, 2017	Recorded Investment
	Debt Service Coverage Ratios
($ in thousands)	> 1.20x	1.00x - 1.20x	< 1.00x	Total	% of Total	Estimated Fair Value	% of Total
Loan-to-value ratios:
Less than 65%	$731,577	$48,895	$—	$780,472	74.8%	$782,640	74.9%
65% to 75%	222,771	39,944	—	262,715	25.2%	261,891	25.1%
76% to 80%	—	—	—	—	0.0%	—	0.0%
Greater than 80%	—	—	—	—	0.0%	—	0.0%

Total	$954,348	$88,839	$—	$1,043,187	100.0%	$1,044,531	100.0%

December 31, 2016	Recorded Investment
	Debt Service Coverage Ratios
($ in thousands)	> 1.20x	1.00x - 1.20x	< 1.00x	Total	% of Total	Estimated Fair Value	% of Total
Loan-to-value ratios:
Less than 65%	$785,149	$36,743	$11,354	$833,246	57.3%	$848,702	57.9%
65% to 75%	581,188	25,317	—	606,505	41.7%	601,587	41.1%
76% to 80%	10,493	—	—	10,493	0.7%	10,494	0.7%
Greater than 80%	4,912	—	—	4,912	0.3%	4,330	0.3%

Total	$1,381,742	$62,060	$11,354	$1,455,156	100.0%	$1,465,113	100.0%

Composition of Other Invested Assets

Other invested assets were as follows as of December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
($ in thousands)
Low income housing tax credit properties	$138	$457
Derivatives	21,045	18,949

	$21,183	$19,406

Schedule of Net Investment Income

Net investment income for the years ended December 31, 2017, 2016 and 2015 was as follows:

	2017	2016	2015
($ in thousands)
Fixed maturities, available for sale	$345,299	$330,253	$334,931
Common Stock	224	—	—
Fair value option and trading securities	3,755	454	—
Commercial mortgage loans	56,510	69,360	63,028
Cash, cash equivalents and short-term investments	1,718	1,007	511
Other investments	8,421	8,845	9,543

Gross investment income	$415,927	$409,919	$408,013
Investment expenses	14,814	12,836	9,082

Net investment income	$401,113	$397,083	$398,931

Schedule of Realized Investment Gains and Losses

Realized investment gains and losses for the years ended December 31, 2017, 2016 and 2015 were as follows:

	2017	2016	2015
($ in thousands)
Realized investment gains, net
Fixed maturities, available for sale	$11,434	$66,560	$120,421
Fair value option and trading securities	1,486	(733)	—
Commercial mortgage loans	5,935	4,037	2,325
Derivatives	19,360	3,856	(9,208)
Other invested assets	(92)	—	—

Net realized gains	$38,123	$73,720	$113,538

Proceeds from Sale of Fixed Maturities and Gross Realized Investment Gains and Losses

Proceeds from sales of fixed maturities and gross realized investment gains and losses for the years ended December 31, 2017, 2016 and 2015 were as follows:

	2017	2016	2015
($ in thousands)
Fixed maturities, available-for-sale
Proceeds from sales	$1,496,242	$3,027,998	$3,864,356
Gross investment gains from sales	29,271	109,282	142,534
Gross investment losses from sales	(11,893)	(35,136)	(16,348)

Summary of Gross Unrealized Losses and Fair Value of Fixed Income by Length of Time

The gross unrealized losses and fair value of fixed maturities, available for sale, by the length of time that individual securities have been in a continuous unrealized loss position were as follows as of December 31, 2017 and 2016:

December 31, 2017	Less than 12 months		Greater than 12 months
($ in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$215,767	$(3,499)	$107,344	$(8,867)	$323,111	$(12,366)
Obligations of U.S. States and Political Subdivisions	38,171	(825)	45,877	(1,895)	84,048	(2,720)
Foreign government	296	(4)	11,098	(1,681)	11,394	(1,685)
All other corporate securities	740,795	(6,841)	489,367	(31,057)	1,230,162	(37,898)
ABS	77,050	(689)	99,327	(2,706)	176,377	(3,395)
CMBS	72,725	(593)	36,540	(2,555)	109,265	(3,148)
RMBS	6,908	(118)	21,835	(391)	28,743	(509)

Total fixed maturities	$1,151,712	$(12,569)	$811,388	$(49,152)	$1,963,100	$(61,721)

December 31, 2016	Less than 12 months		Greater than 12 months
($ in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$276,025	$(14,951)	$1,059	$(28)	$277,084	$(14,979)
Obligations of U.S. States and Political Subdivisions	206,090	(8,314)	5,274	(300)	211,364	(8,614)
Foreign government	769	(34)	14,632	(3,223)	15,401	(3,257)
All other corporate securities	2,385,689	(94,085)	512,710	(57,297)	2,898,399	(151,382)
ABS	204,555	(8,456)	39,450	(1,637)	244,005	(10,093)
CMBS	228,303	(5,231)	43,903	(547)	272,206	(5,778)
RMBS	61,058	(1,659)	40,454	(1,244)	101,512	(2,903)

Total fixed maturities	$3,362,489	$(132,730)	$657,482	$(64,276)	$4,019,971	$(197,006)

Net Unrealized Investment Gains and Losses in AOCI

The changes in unrealized gains and losses in accumulated other comprehensive income (loss) (“AOCI”) were as follows for the years ended December 31, 2017, 2016 and 2015:

($ in thousands)	Net Unrealized Gain (Losses) on Investments	VOBA	Future Policy Benefits and Policyholders’ Account Balances	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
Balance, December 31, 2014	$159,261	$(20,287)	$(7,541)	$(45,935)	$85,498
Net investment gains and losses on investments arising during the period	(408,019)	—	—	142,807	(265,212)
Reclassification adjustment for gains and losses included in net income	79,023	—	—	(27,658)	51,365
Impact of net unrealized investment gains and losses on VOBA	—	57,061	—	(19,971)	37,090
Impact of net unrealized investment gains and losses on future policy benefits and policyholders’ account balances	—	—	60,447	(21,157)	39,290

Balance, December 31, 2015	$(327,781)	$36,774	$52,906	$83,402	$(154,699)
Net investment gains and losses on investments arising during the period	160,311	—	—	(56,111)	104,200
Reclassification adjustment for gains and losses included in net income	(81,920)	—	—	28,672	(53,248)
Impact of net unrealized investment gains and losses on VOBA	—	(30,948)	—	10,832	(20,116)
Impact of net unrealized investment gains and losses on future policy benefits and policyholders’ account balances	—	—	(28,924)	10,123	(18,801)

Balance, December 31, 2016	$(85,550)	$5,826	$23,982	$19,574	$(36,168)
Net investment gains and losses on investments arising during the period	332,918	—	—	(111,486)	221,432
Reclassification adjustment for gains and losses included in net income	(6,001)	—	—	2,100	(3,901)
Impact of net unrealized investment gains and losses on VOBA	—	(21,843)	—	7,645	(14,198)
Impact of net unrealized investment gains and losses on future policy benefits and policyholders’ account balances	—	—	(157,156)	55,005	(102,151)

Balance, December 31, 2017	$253,369	$(16,017)	$(133,174)	$(31,362)	$72,816